Leases (Details) - Schedule of Fnancing Lease Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Schedule Of Fnancing Lease Liabilities Abstract
2023	$ 234,556	$ 218,099
2024	218,099	211,332
2025	211,332	211,332
2026	211,332	210,042
2027	210,042
Thereafter	28,833	28,833
Total	1,114,194	$ 938,373
Less: amount representing interest	(144,328)
Present value of minimum lease payments	$ 969,866